Note 13 - Retirement And Pension Plans (Details) - Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of: In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 consist of: [Abstract]
Accrued retirement and pension costs―noncurrent	$ (19,570)	¥ (1,842,721)	¥ (1,541,484)